Borrowings - Sustainability linked KPIs (Details) - Rand RCF, US$ RCF, US$ Term Loan t in Thousands	12 Months Ended
	Jun. 30, 2025 megaliter t	Jun. 30, 2024 megaliter t	Jun. 30, 2023 megaliter t
Disclosure of detailed information about borrowings [line items]
Key Performance Incentives - Greenhouse Emissions | t	4,074	4,279	4,485
Key Performance Indicators - Renewable Energy	20.00%	8.00%	2.00%
Key Performance Indicators - Water Consumption | megaliter	19,436	19,833	20,453